OTHER INCOME (EXPENSE), NET (Tables)	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
The components of other income (expense), net, were as follows:

	Successor		Predecessor
	Year ended	Three months ended	Nine months ended	Year ended
	December 31,	December 31,	September 30,	December 31,
	2013	2012	2012	2011
Gain (loss) on derivative financial instruments	$0.1	$–	$(1.2)	$(3.4)
Foreign exchange gain (loss) on working capital balances	5.5	0.4	(7.9)	3.2
Gain (loss) on disposal of property, plant and equipment	0.6	(0.5)	6.7	0.1
Gain on sale of non-core assets [1]	8.1	–	–	–
Settlement gain on special pension portability election	2.6	–	–	–
Loss on purchase of Floating Rate Notes	(2.3)
Loss on fires	–	–	–	(2.4)
Other	0.3	0.2	(0.2)	0.4
	$14.9	$0.1	$(2.6)	$(2.1)

1	Includes gains on the sale of the Elk Falls site ($3.1 million) and our interest in Powell River Energy ($5.3 million), partially offset by a loss on the sale of poplar land ($0.3 million).